UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-6196

Name of Fund:  CMA Treasury Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA Treasury Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
March 31, 2003


CMA Treasury Fund


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



CMA Treasury Fund
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



TO OUR SHAREHOLDERS:


For the year ended March 31, 2003, CMA Treasury Fund paid shareholders a net annualized yield dividend of 1.11%.* As of March 31, 2003, the Fund's 7-day yield was .59%.

The average portfolio maturity for CMA Treasury Fund at March 31,
2003 was 59 days compared to 53 days at September 30, 2002.


Economic Environment
During the six-month period ended March 31, 2003, the U.S. economy experienced a slowdown in growth that was more pronounced than many had anticipated. The fourth quarter of 2002 gross domestic product rate declined to 1.4% from a relatively strong 4% in the third quarter. Consumer spending trailed off in the fourth quarter after supporting the economy during the first three quarters of 2002, and the slowing trend continued into the first quarter of 2003. Job losses, the realization of a war with Iraq and heightened fears of terrorist attacks were large factors that led to the drop in consumer confidence, which hit a ten-year low. Corporations have been trimming expenses to achieve profitability, but few have seen top-line growth. The expected increase in business capital expenditures has not materialized, as there is still over-capacity in many sectors.

Low mortgage rates have supported the strength in the housing market, and mortgage refinancing has provided consumers with some financial flexibility. However, as mortgage rates come off their lows, we have noticed some stagnation in the housing market.
Additionally, the hope that lower interest rates would be sufficient to stimulate economic growth later on this year is fading.



*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The impact of the economic data on the markets was muted in light of other events, most recently the outbreak of war with Iraq. The short end of the U.S. Treasury market has been subject to a safe-haven trade during the past several months, with U.S. Treasury yields approaching historical lows. During this period, the equity market has been unable to sustain a rally as a host of issues (not limited to Middle East conflicts) confronted investors. Since the first of the year, concerns over corporate misdeeds have been sufficiently addressed to bring investors back to the corporate bond market, resulting in a significant tightening of credit spreads. Recently, rising energy costs have further reduced corporate profits and hampered hiring activities while bringing the level of real interest rates below zero. Nevertheless, the inability of the economy to grow has led to increased speculation that the Federal Reserve Board may have to lower interest rates again before the cycle is over.


Investment Strategy
We have long relied on barbelling the portfolio, which emphasizes holding a majority of the Fund's assets under 30 days for liquidity and holding the balance of the assets longer (9 months--15 months) for incremental yield and price appreciation. In response to a weak economy and geopolitical issues, the Federal Reserve Board's stance toward providing liquidity has, for the most part, flattened the front end of the yield curve despite record issuance in both Treasury bills and notes. Obtaining incremental yield has become increasingly difficult as the time frame to exceed financing levels is currently at 14 months.

During the past few months, we have exercised caution in adding longer-dated notes. With the short end of the yield curve flat and interest rates at historical lows, the risk/reward ratio seemed out of balance. On occasion, we were able to trade the two-year sector as the market became range-bound and mirrored moves in the equity markets. However, we chose the 15-month sector, as the roll down in yields appeared the most attractive. In the front end, we have favored the four-week bill and the six-month bill when their yields were positive relative to the three-month sector.

Looking ahead, we remain guarded as to the near-term direction of interest rates. We expect increased bill issuance to fund the costs related to the conflict with Iraq, and upon the resolution of the debt ceiling, we expect a steepening of the yield curve as the three-year Treasury note will be reintroduced as part of the quarterly refunding cycle.


In Conclusion
On February 13, 2003, CMA Treasury Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in Master Treasury Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

We thank you for your interest in CMA Treasury Fund, and we look forward to assisting you with your financial needs in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Cindy V. Macaulay)
Cindy V. Macaulay
Vice President and
Portfolio Manager


April 14, 2003



CMA TREASURY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)


Of the ordinary income dividends paid by CMA Treasury Fund during the year ended March 31, 2003, 99.18% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis. Additionally, at least 50% of the assets of the Fund was invested in Federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.



CMA TREASURY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
Assets:
Investment in Master Treasury Trust, at value (identified cost--$1,297,483,448)                             $ 1,298,015,637
Prepaid registration fees and other assets                                                                           94,042
                                                                                                            ---------------
Total assets                                                                                                  1,298,109,679
                                                                                                            ---------------

Liabilities:
Payables:
  Administrator                                                                           $       256,581
  Distributor                                                                                     243,288           499,869
                                                                                          ---------------
Accrued expenses and other liabilities                                                                               60,309
                                                                                                            ---------------
Total liabilities                                                                                                   560,178
                                                                                                            ---------------

Net Assets                                                                                                  $ 1,297,549,501
                                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized                                                                                            $  129,701,731
Paid-in capital in excess of par                                                                              1,167,315,581
Unrealized appreciation on investments from the Trust--net                                                          532,189
                                                                                                            ---------------

Net Assets--Equivalent to $1.00 per share based on 1,297,017,312 shares of
beneficial interest outstanding                                                                             $ 1,297,549,501
                                                                                                            ===============

See Notes to Financial Statements.



CMA TREASURY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003++
Investment Income:
Interest and amortization of premium and discount earned                                                     $   22,613,286
Net investment income allocated from the Trust:
  Interest                                                                                                        2,195,425
  Expenses                                                                                                        (451,454)
                                                                                                            ---------------
Total income and net investment income from the Trust                                                            24,357,257
                                                                                                            ---------------

Expenses:
Investment advisory fees                                                                  $     5,564,875
Distribution fees                                                                               1,814,671
Administration fees                                                                               392,074
Accounting services                                                                               212,129
Transfer agent fees                                                                               170,548
Registration fees                                                                                  87,768
Professional fees                                                                                  81,831
Custodian fees                                                                                     40,431
Trustees' fees and expenses                                                                        37,277
Printing and shareholder reports                                                                   26,685
Pricing fees                                                                                        3,453
Other                                                                                              31,694
                                                                                          ---------------
Total expenses                                                                                                    8,463,436
                                                                                                            ---------------
Investment income--net                                                                                           15,893,821
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments and from the Trust--Net:
Realized gain:
  Investments--net                                                                                159,698
  The Trust--net                                                                                    8,642           168,340
                                                                                          ---------------
Change in unrealized appreciation:
  Investments--net                                                                              (689,030)
  The Trust--net                                                                                   13,493         (675,537)
                                                                                          ---------------   ---------------
Total realized and unrealized loss on investments and from the Trust--net                                         (507,197)
                                                                                                            ---------------

Net Increase in Net Assets Resulting from Operations                                                        $    15,386,624
                                                                                                            ===============


++On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

See Notes to Financial Statements.



CMA TREASURY FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                            2003++              2002
Operations:
Investment income--net                                                                    $    15,893,821   $    34,975,716
Realized gain on investments and from the Trust--net                                              168,340           365,926
Change in unrealized appreciation on investments and from the Trust--net                       (675,537)           132,950
                                                                                          ---------------   ---------------
Net increase in net assets resulting from operations                                           15,386,624        35,474,592
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders:
Investment income--net                                                                       (15,893,821)      (34,975,716)
Realized gain on investments--net                                                               (168,339)         (365,926)
                                                                                          ---------------   ---------------
Net decrease in net assets resulting from dividends and distributions
to shareholders                                                                              (16,062,160)      (35,341,642)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions:
Net proceeds from sale of shares                                                            5,730,013,423     5,842,865,313
Value of shares issued to shareholders in reinvestment of dividends and distributions          16,062,015        35,296,212
                                                                                          ---------------   ---------------
                                                                                            5,746,075,438     5,878,161,525
Cost of shares redeemed                                                                   (5,921,853,991)   (5,936,834,078)
                                                                                          ---------------   ---------------
Net decrease in net assets derived from beneficial interest transactions                    (175,778,553)      (58,672,553)
                                                                                          ---------------   ---------------
Net Assets:
Total decrease in net assets                                                                (176,454,089)      (58,539,603)
Beginning of year                                                                           1,474,003,590     1,532,543,193
                                                                                          ---------------   ---------------
End of year                                                                               $ 1,297,549,501   $ 1,474,003,590
                                                                                          ===============   ===============




CMA TREASURY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived
from information provided in the financial statements.                          For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         2003++        2002         2001         2000         1999
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
Investment income--net                                            .0111        .0248        .0530        .0434        .0438
Realized and unrealized gain (loss) on
investments and from the Trust--net                             (.0004)        .0004        .0007        .0004        .0001
                                                             ----------   ----------   ----------   ----------   ----------
Total from investment operations                                  .0107        .0252        .0537        .0438        .0439
                                                             ----------   ----------   ----------   ----------   ----------
Less dividends and distributions:
  Investment income--net                                        (.0111)      (.0248)      (.0530)      (.0434)      (.0438)
  Realized gain on investment--net                              (.0001)      (.0003)      (.0004)      (.0001)      (.0002)
                                                             ----------   ----------   ----------   ----------   ----------
Total dividends and distributions                               (.0112)      (.0251)      (.0534)      (.0435)      (.0440)
                                                             ----------   ----------   ----------   ----------   ----------

Net asset value, end of year                                 $     1.00   $     1.00   $     1.00   $     1.00    $    1.00
                                                             ==========   ==========   ==========   ==========   ==========

Total Investment Return                                           1.11%        2.48%        5.48%        4.44%        4.50%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses                                                       .61%++++         .61%         .61%         .57%         .58%
                                                             ==========   ==========   ==========   ==========   ==========
Investment income and realized gain on investment--net            1.10%        2.43%        5.38%        4.38%        4.37%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data:
Net assets, end of year (in thousands)                       $1,297,550   $1,474,004   $1,532,543   $2,594,450   $2,455,126
                                                             ==========   ==========   ==========   ==========   ==========


++On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.
++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



CMA TREASURY FUND
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
CMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder" fund that seeks to achieve its investment objective by investing all of its assets in the Master Treasury Trust (the "Trust"), which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/ feeder" structure. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Trust owned by the Fund at March 31, 2003 was approximately 100%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. When the Fund was a stand-alone investment company, realized gains and losses on security transactions were determined on the identified cost basis. Interest income (including amortization of premium and discount) was recognized on the accrual basis.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
For the period April 1, 2002 to February 12, 2003, the Fund had entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM was responsible for the management of the Fund's portfolio and provided the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund paid a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million; ..425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion. When the Fund converted from a stand-alone investment company to a "feeder" fund on February 13, 2003, the Investment Advisory Agreement between the Fund and FAM was terminated.



CMA TREASURY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


The Fund has entered into an Administration Agreement with FAM. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $25,038 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Transactions in Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:



                                      3/31/2003         3/31/2002

Distributions paid from:
   Ordinary income                  $ 16,062,160       $ 35,341,642
                                    ------------       ------------
Total taxable distributions         $ 16,062,160       $ 35,341,642
                                    ============       ============


As of March 31, 2003, there were no significant differences between the book and tax components of net assets.



CMA TREASURY FUND
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of
Trustees of CMA Treasury Fund:

We have audited the accompanying statement of assets and liabilities of CMA Treasury Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Treasury Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2003



MASTER TREASURY TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                                (IN THOUSANDS)

                        Face       Interest       Maturity
Issue                  Amount        Rate           Date                          Value
U.S. Government Obligations*--99.4%

U.S. Treasury          $94,975       1.185 %       4/03/2003                    $   94,966
Bills                   48,000       1.191         4/03/2003                        47,995
                        97,000       1.195         4/03/2003                        96,990
                        45,000       1.10          4/10/2003                        44,986
                        56,012       1.125         4/10/2003                        55,995
                         5,667       1.13          4/10/2003                         5,665
                        13,932       1.135         4/10/2003                        13,928
                         7,264       1.14          4/17/2003                         7,260
                        60,000       1.145         4/17/2003                        59,967
                           622       1.15          4/17/2003                           622
                         1,409       1.161         4/17/2003                         1,408
                        75,000       1.17          4/17/2003                        74,959
                         1,614       1.135         4/24/2003                         1,613
                           787       1.145         4/24/2003                           787
                         4,155       1.146         4/24/2003                         4,152
                        81,624       1.15          4/24/2003                        81,561
                        48,000       1.153         4/24/2003                        47,963
                        40,000       1.16          4/24/2003                        39,969
                        23,000       1.17          4/24/2003                        22,982
                        23,000       1.175         4/24/2003                        22,982
                           122       1.147         5/08/2003                           122
                        92,000       1.148         5/08/2003                        91,898
                        17,531       1.15          5/08/2003                        17,511
                         2,346       1.165         5/22/2003                         2,342
                        90,000       1.175         5/22/2003                        89,855
                        38,967       1.19          5/22/2003                        38,904
                           597       1.165         5/29/2003                           596




                        Face       Interest       Maturity
Issue                  Amount        Rate           Date                          Value
U.S. Government Obligations* (concluded)

U.S. Treasury          $25,000       1.17 %        5/29/2003                    $   24,956
Bills                   23,712       1.176         5/29/2003                        23,670
(concluded)             18,969       1.25          6/05/2003                        18,931
                        25,000       1.285         6/05/2003                        24,949
                        69,812       1.225         6/12/2003                        69,657
                        10,000       1.225         6/19/2003                         9,975
                        10,000       1.26          6/19/2003                         9,976
                        15,000       1.225         6/26/2003                        14,960
                        30,000       1.23          6/26/2003                        29,920
                        10,000       1.175         8/21/2003                         9,956

U.S. Treasury           10,000       2.75          9/30/2003                        10,081
Notes                   15,000       3.25         12/31/2003                        15,237
                         6,000       3.625         3/31/2004                         6,146
                         9,750       3.375         4/30/2004                         9,978
                         7,000       2.875         6/30/2004                         7,141
                         5,000       2.25          7/31/2004                         5,064
                        11,000       2.125         8/31/2004                        11,127
                         5,500       2.125        10/31/2004                         5,567
                        15,000       1.50          2/28/2005                        15,006

Total U.S. Government Obligations (Cost--$1,289,743)                             1,290,275

Total Investments (Cost--$1,289,743)--99.4%                                      1,290,275
Other Assets Less Liabilities--0.6%                                                  7,841
                                                                                ----------
Net Assets--100.0%                                                              $1,298,116
                                                                                ==========

*U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

See Notes to Financial Statements.



MASTER TREASURY TRUST
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
Assets:
Investments, at value (identified cost--$1,289,742,791++)                                                   $ 1,290,274,981
Cash                                                                                                                  3,982
Interest receivable                                                                                                 413,622
Other assets                                                                                                      7,710,416
                                                                                                            ---------------
Total assets                                                                                                  1,298,403,001
                                                                                                            ---------------

Liabilities:
Payable to investment adviser                                                                                       256,600
Accrued expenses and other liabilities                                                                               30,682
                                                                                                            ---------------
Total liabilities                                                                                                   287,282
                                                                                                            ---------------

Net Assets                                                                                                  $ 1,298,115,719
                                                                                                            ===============

Net Assets Consist of:
Investors' capital                                                                                          $ 1,297,583,529
Unrealized appreciation on investments--net                                                                         532,190
                                                                                                            ---------------
Net Assets                                                                                                  $ 1,298,115,719
                                                                                                            ===============


++Cost for Federal income tax purposes. As of March 31, 2003, net unrealized appreciation for Federal income tax purposes amounted to $532,190, of which $539,487 related to appreciated securities and $7,297 related to depreciated securities.

See Notes to Financial Statements.



MASTER TREASURY TRUST
STATEMENT OF OPERATIONS FOR THE PERIOD FEBRUARY 13, 2003++ TO MARCH 31, 2003
Investment Income:
Interest and amortization of premium and discount earned                                                    $     2,195,529

Expenses:
Investment advisory fees                                                                  $       392,093
Accounting services                                                                                40,674
Custodian fees                                                                                      7,752
Trustees' fees and expenses                                                                         7,148
Professional fees                                                                                     750
Pricing fees                                                                                          662
Other                                                                                               2,400
                                                                                          ---------------
Total expenses                                                                                                      451,479
                                                                                                            ---------------
Investment income--net                                                                                            1,744,050
                                                                                                            ---------------

Realized & Unrealized Gain on Investments--Net:
Realized gain on investments--net                                                                                     8,642
Change in unrealized appreciation on investments--net                                                                13,495
                                                                                                            ---------------
Total realized and unrealized gain on investments--net                                                               22,137
                                                                                                            ---------------
Net Increase in Net Assets Resulting from Operations                                                        $     1,766,187
                                                                                                            ===============

++Commencement of operations.

See Notes to Financial Statements.



MASTER TREASURY TRUST
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                          For the Period
                                                                                                       February 13, 2003++
                                                                                                           to March 31,
Increase (Decrease) in Net Assets:                                                                               2003
Operations:
Investment income--net                                                                                      $     1,744,050
Realized gain on investments--net                                                                                     8,642
Change in unrealized appreciation on investments--net                                                                13,495
                                                                                                            ---------------
Net increase in net assets resulting from operations                                                              1,766,187
                                                                                                            ---------------

Capital Transactions:
Proceeds from contributions                                                                                     631,848,007
Fair value of net assets contributions                                                                        1,408,085,004
Fair value of withdrawals                                                                                     (743,683,479)
                                                                                                            ---------------
Net increase in net assets derived from capital transactions                                                  1,296,249,532
                                                                                                            ---------------

Net Assets:
Total increasein net assets                                                                                   1,298,015,719
Beginning of period                                                                                                 100,000
                                                                                                            ---------------
End of period                                                                                               $ 1,298,115,719
                                                                                                            ===============

++Commencement of operations.

See Notes to Financial Statements




MASTER TREASURY TRUST
FINANCIAL HIGHLIGHTS
                                                                                                          For the Period
The following ratios have been derived from                                                            February 13, 2003++
information provided in the financial statements.                                                         to March 31,
                                                                                                               2003

Total Investment Return                                                                                               .60%*
                                                                                                            ===============

Ratios to Average Net Assets:
Expenses                                                                                                              .25%*
                                                                                                            ===============
Investment income and realized gain on investments--net                                                               .98%*
                                                                                                            ===============

Supplemental Data:
Net assets, end of period (in thousands)                                                                    $     1,298,116
                                                                                                            ===============

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.



MASTER TREASURY TRUST
NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. On February 13, 2003, the Trust received all of the assets of CMA Treasury Fund, a registered investment company that converted to a master/feeder structure. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the period February 13, 2003 to March 31, 2003, the Trust reimbursed FAM $4,152 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



MASTER TREASURY TRUST
INDEPENDENT AUDITORS' REPORT


To the Investors and Board of
Trustees of Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Treasury Trust as of March 31, 2003, and the related statements of operations and changes in net assets, and the financial highlights for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Treasury Trust as of March 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2003



CMA TREASURY FUND
OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                       Position(s)   Length                                                    Complex       ships
                           Held     of Time                                                  Overseen by    Held by
Name, Address & Age     with Fund    Served   Principal Occupation(s) During Past 5 Years      Trustee      Trustee
Interested Trustee

Terry K. Glenn*         President   1999 to   President and Chairman of Merrill Lynch        118 Funds      None
P.O. Box 9011           and         present   Investment Managers, L.P. ("MLIM")/Fund        162 Portfolios
Princeton,              Trustee     and       Asset Management, L.P. ("FAM")--Advised
NJ 08543-9011                       1991 to   Funds since 1999; Chairman (Americas Region)
Age: 62                             present   of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. from 1985 to 2002.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



Independent Trustees*
Ronald W. Forbes        Trustee     1988 to   Professor Emeritus of Finance, School of       45 Funds       None
P.O. Box 9095                       present   Business, State University of New York at      51 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant,
Age: 62                                       Urban Institute from 1995 to 1999.


Cynthia A. Montgomery   Trustee     1994 to   Professor, Harvard Business School since       45 Funds       Unum
P.O. Box 9095                       present   1989; Director, Unum Provident Corporation     51 Portfolios  Provident
Princeton,                                    since 1990; Director, Newell Rubbermaid,                      Corporation;
NJ 08543-9095                                 Inc. since 1995.                                              Newell
Age: 50                                                                                                     Rubbermaid,
                                                                                                            Inc.


Charles C. Reilly       Trustee     1990 to   Self-employed financial consultant since       45 Funds       None
P.O. Box 9095                       present   1990.                                          51 Portfolios
Princeton,
NJ 08543-9095
Age: 71


Kevin A. Ryan           Trustee     1992 to   Founder and Director Emeritus of The           45 Funds       None
P.O. Box 9095                       present   Boston University Center for the Advancement   51 Portfolios
Princeton,                                    of Ethics and Character; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 70                                       to 1999 and Professor Emeritus since 1999.


Roscoe S. Suddarth      Trustee     2000 to   President, Middle East Institute from 1995     45 Funds       None
P.O. Box 9095                       present   to 2001; Foreign Service Officer, United       51 Portfolios
Princeton,                                    States Foreign Service from 1961 to 1995;
NJ 08543-9095                                 Career Minister from 1989 to 1995; Deputy
Age: 67                                       Inspector General, U.S. Department of State
                                              from 1991 to 1994; U.S. Ambassador to the
                                              Hashemite Kingdom of Jordan from 1987 to 1990.




CMA TREASURY FUND
OFFICERS AND TRUSTEES (CONCLUDED)

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                       Position(s)   Length                                                    Complex       ships
                           Held     of Time                                                  Overseen by    Held by
Name, Address & Age     with Fund    Served   Principal Occupation(s) During Past 5 Years      Trustee      Trustee
Independent Trustees* (concluded)

Richard R. West         Trustee     1988 to   Dean Emeritus of New York University,          45 Funds       Bowne & Co.,
P.O. Box 9095                       present   Leonard N. Stern School of Business            51 Portfolios  Inc.; Vornado
Princeton,                                    Administration since 1994.                                    Operating
NJ 08543-9095                                                                                               Company;
Age: 65                                                                                                     Vornado
                                                                                                            Realty Trust;
                                                                                                            Alexander's,
                                                                                                            Inc.


Edward D. Zinbarg       Trustee     2000 to   Self-employed financial consultant since       45 Funds       None
P.O. Box 9095                       present   1994.                                          51 Portfolios
Princeton,
NJ 08543-9095
Age: 68


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



Fund Officers*
Donald C. Burke         Vice        1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011           President   present   since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,              and         and       since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011           Treasurer   1999 to   since 1990.
Age: 42                             present


Kevin J. McKenna        Senior      1998 to   Managing Director (Global Fixed Income) of MLIM and Head of MLIM
P.O. Box 9011           Vice        present   Americas Fixed Income since 2000; Director of MLIM from 1997 to 2000.
Princeton,              President
NJ 08543-9011
Age: 46


Cindy Macaulay          Vice        2002 to   Vice President of MLIM since 1998.
P.O. Box 9011           President   present
Princeton,
NJ 08543-9011
Age: 36


Phillip S. Gillespie    Secretary   2000 to   First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                       present   from 2000 to 2001; Vice President of MLIM from 1999 to 2000; Attorney
Princeton,                                    associated with MLIM since 1998; Assistant General Counsel of Chancellor
NJ 08543-9011                                 LGT Asset Management, Inc. from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.



Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210++


++For inquiries regarding your CMA account, call 800-CMA-INFO or 800-262-4636.



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2)Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Treasury Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       CMA Treasury Fund


Date: May 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       CMA Treasury Fund


Date: May 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       CMA Treasury Fund


Date: May 21, 2003



Attached hereto as an exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.